Development Cost (Tables)	12 Months Ended
Dec. 31, 2022
Development Cost [Abstract]
Schedule of Development Cost	The table below summarizes the development cost:
Project 1	$11,896
Project 2	4,425
Project 3	1,007
Miscellaneous development cost	6,597
Total	$23,925